BUSINESS COMBINATIONS - Additional Information (Details)	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2020 CAD ($) item	Dec. 31, 2019 CAD ($) item
Disclosure of detailed information about business combination [line items]
Number of solid waste management business acquired | item			15	19
Number of liquid waste management business acquired | item			7	13
Number of infrastructure business acquired | item				1
Consideration paid	$ 0	$ 0	$ 31,100,000	$ 8,600,000
Pro-forma revenue			5,116,600,000
Pro-forma net loss before taxes			985,500,000
Depreciation expense due to ARO obligation			231,700,000
Amortization related to the ARO calculation			231,700,000
Revenue	627,800,000	1,224,800,000	4,196,200,000	3,346,900,000
Net loss	$ (164,700,000)	$ (318,700,000)	(994,900,000)	(451,700,000)
Cash in escrow			0	0
2020 business combinations
Disclosure of detailed information about business combination [line items]
Goodwill expected to be deductible for tax purposes			346,300,000
Revenue			634,400,000
Net loss			33,900,000
2019 business combinations
Disclosure of detailed information about business combination [line items]
Consideration paid			$ 31,100,000
Goodwill expected to be deductible for tax purposes				4,200,000
2018 business combinations
Disclosure of detailed information about business combination [line items]
Consideration paid				$ 8,600,000